As filed with the Securities and Exchange Commission on November 20, 2001


                                                      REGISTRATION NO. 2-83397
                                      INVESTMENT COMPANY ACT FILE NO. 811-1436

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A
                                                                           ---
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /
                                                                         ----
                                                                           ---
      Pre-Effective Amendment No.  _____                                /    /

                                                                        ---
      Post-Effective Amendment No.    28                                 / X /

                                     and/or
                                                                          ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          / X /
                                                                         ----

                        Amendment No.                                    / X /

                  Capstone Growth Fund, Inc.
     (Exact Name of Registrant as Specified in Charter)

      5847 San Felipe, Suite 4100, Houston, Texas  77057
      (Address of Principal Executive Offices) (Zip Code)

   Registrant's Telephone Number, Including Area Code (713) 260-9000

            Allan S. Mostoff, Esq., Dechert Price & Rhoads
             1775 Eye Street, N.W., Washington, DC  20006
               (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


      /   / immediately upon filing pursuant to paragraph (b).
      / x / on December 28, 2001 pursuant to paragraph (b).
      /   / 60 days after filing pursuant to paragraph (a)(i).
      /   / on (date) pursuant to paragraph (a)(i).
      /   / 75 days after filing pursuant to paragraph (a)(ii).
      /   / on ________________ pursuant to paragraph (a)(ii) of Rule 485

Parts A, B and C of Form N-1A filed with Post-Effective Amendment No. 27 to Registrants' Registration Statement on October 2, 2001 are hereby incorporated herein by reference to such Post-Effective Amendment No. 27.

                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas on the 20th day of November, 2001.


                             CAPSTONE GROWTH FUND, INC.

                             Registrant


                             By:  /s/EDWARD L. JAROSKI
                                 Edward L. Jaroski, Executive Vice President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signatures                              Title                 Date


/s/EDWARD L. JAROSKI                Executive Vice President   November 20, 2001
-----------------------------       & Director (Principal
Edward L. Jaroski                   Executive Officer)

/s/LINDA G. GIUFFRE                 Secretary/Treasurer        November 20, 2001
--------------------------------    Principal Financial &
Linda G. Giuffre                    Accounting Officer)

JAMES F. LEARY*                     Director                   November 20, 2001
James F. Leary


JOHN R. PARKER*                     Director                   November 20, 2001
John R. Parker


BERNARD J. VAUGHAN*                 Director                   November 20, 2001
Bernard J. Vaughan


* By:  /s/EDWARD L. JAROSKI
          Edward L. Jaroski, Attorney-In-Fact